Indebtedness (Debt Offerings During The Current Period) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 US Dollar Notes [Member] 4.500% U.S. Dollar Notes Due March 2042 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 1.625% U.S. Dollar Notes Due March 2017 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 1.125% United States Dollar Notes Due August 2017 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 2.500% United States Dollar Notes Due August 2022 [Member] USD ($)		Dec. 31, 2012 US Dollar Notes [Member] 3.875% United States Dollar Notes Due August 2042 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.125% Euro Note Due May 2019 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.125% Euro Note Due May 2019 [Member] EUR (€)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.875% Euro Note Due May 2024 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 2.875% Euro Note Due May 2024 [Member] EUR (€)		Dec. 31, 2012 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due September 2020 [Member] USD ($)		Dec. 31, 2012 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due September 2020 [Member] CHF
Debt Instrument [Line Items]
Face Value	$ 700	[1]	$ 550	[1]	$ 750	[2]	$ 750	[2]	$ 750	[2]	$ 951	[3]	€ 750	[3]	$ 761	[3]	€ 600	[3]	$ 334	[4]	325	[4]
Interest Rate	4.50%	[1]	1.625%	[1]	1.125%	[2]	2.50%	[2]	3.875%	[2]	2.125%	[3]	2.125%	[3]	2.875%	[3]	2.875%	[3]	1.00%	[4]	1.00%	[4]
Issuance	Mar. 20, 2012	[1]	Mar. 20, 2012	[1]	Aug. 21, 2012	[2]	Aug. 21, 2012	[2]	Aug. 21, 2012	[2]	May 30, 2012	[3]	May 30, 2012	[3]	May 30, 2012	[3]	May 30, 2012	[3]	Sep. 18, 2012	[4]	Sep. 18, 2012	[4]
Maturity	Mar. 20, 2042	[1]	Mar. 20, 2017	[1]	Aug. 21, 2017	[2]	Aug. 22, 2022	[2]	Aug. 21, 2042	[2]	May 30, 2019	[3]	May 30, 2019	[3]	May 01, 2024	[3]	May 01, 2024	[3]	Sep. 18, 2020	[4]	Sep. 18, 2020	[4]

[1]	Interest on these notes is payable semiannually, and the first payment was made in September 2012
[2]	Interest on these notes is payable semiannually beginning in February 2013
[3]	Interest on these notes is payable annually beginning in May 2013
[4]	Interest on these notes is payable annually beginning in September 2013